Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Other Provisions and Movements in Other Provisions

	€ million	€ million
Provisions	2022	2021
Due within one year	748	480
Due after one year	550	611
Total provisions	1,298	1,091

	€ million	€ million	€ million	€ million	€ million
Movements during 2022	Restructuring	Legal	Brazil indirect taxes	Other	Total
1 January 2022	227	223	57	584	1,091
Additions through business combinations	–	6	–	–	6
Income statement:
Charges	270	130	7	191	598
Releases	(54)	(7)	(2)	(103)	(166)
Utilisation	(135)	(27)	(3)	(66)	(231)
Currency translation	(3)	(4)	7	–	–
31 December 2022	305	321	66	606	1,298